VIRTUS Duff & Phelps Water Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—99.2%
Brazil—8.3%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	6,399,698	$36,990
Cia de Saneamento de Minas Gerais Copasa MG	429,200	4,966
		41,956

Canada—2.1%
GFL Environmental, Inc.	288,093	10,599
France—2.5%
Veolia Environnement S.A.	309,206	12,874
Japan—2.8%
Kurita Water Industries Ltd.	250,800	14,115
Netherlands—0.4%
Arcadis N.V.	58,293	2,239
Switzerland—6.0%
Belimo Holding AG Registered Shares	8,668	9,762
Geberit AG Registered Shares	18,075	12,076
Georg Fischer AG Registered Shares	160,834	8,340
		30,178

United Kingdom—10.2%
Halma plc	119,762	6,250
Pennon Group plc	1,288,189	7,959
Severn Trent plc	490,504	19,233
United Utilities Group plc	1,022,925	17,761
		51,203

United States—66.9%
Advanced Drainage Systems, Inc.	98,471	15,456
American States Water Co.	49,561	4,095
American Water Works Co., Inc.	227,934	29,992
Badger Meter, Inc.	52,111	7,732
California Water Service Group	183,168	8,911
Core & Main, Inc. Class A(1)	454,963	21,952
Danaher Corp.	39,206	7,468
Ecolab, Inc.	67,978	18,939
Essential Utilities, Inc.	506,183	19,392
Ferguson Enterprises, Inc.	30,415	7,218
Fortune Brands Innovations, Inc.	64,584	3,546
Franklin Electric Co., Inc.	87,642	9,394
	Shares	Value

United States—continued
H2O America	175,942	$10,692
IDEX Corp.	48,469	11,000
Mueller Water Products, Inc. Class A	468,223	12,094
Pentair plc	217,494	16,673
Tetra Tech, Inc.	193,449	5,589
Thermo Fisher Scientific, Inc.	6,992	3,506
Valmont Industries, Inc.	19,563	11,300
Veralto Corp.	406,800	36,075
Waste Management, Inc.	23,790	5,302
Watts Water Technologies, Inc. Class A	46,636	18,256
Xylem, Inc.	336,467	39,774
Zurn Elkay Water Solutions Corp.	253,717	12,820
		337,176

Total Common Stocks (Identified Cost $318,989)		500,340

Total Long-Term Investments—99.2% (Identified Cost $318,989)		500,340

TOTAL INVESTMENTS—99.2% (Identified Cost $318,989)		$500,340
Other assets and liabilities, net—0.8%		3,869
NET ASSETS—100.0%		$504,209

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	67%
United Kingdom	10
Brazil	8
Switzerland	6
Japan	3
France	3
Canada	2
Other	1
Total	100%
† % of total investments as of June 30, 2026.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Water Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$500,340	$500,340
Total Investments	$500,340	$500,340
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Water Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.